Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Parenthetical) (Detail)	May 11, 2021 Exchange_Rate	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate	19.9223	19.9487
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		19.9487	18.8452
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		0.1933	0.1734
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		27.2579	24.9586
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		6.605597	6.399018
Euro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		24.4052	21.1537
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		22.5720	19.4596